Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 3.6%
Entertainment — 0.4%
Caesars Entertainment, Inc.*	7,001	$541,598
Lodging — 0.9%
Boyd Gaming Corp.	17,233	1,133,587
Real Estate — 2.3%
Jones Lang LaSalle, Inc.*	12,755	3,054,312
TOTAL COMMON STOCKS (Cost $2,559,173)		4,729,497

REAL ESTATE INVESTMENT TRUSTS — 95.5%
Apartments — 17.3%
Apartment Income REIT Corp.	62,673	3,350,499
Camden Property Trust	19,532	3,246,218
Essex Property Trust, Inc.	13,336	4,607,321
Invitation Homes, Inc.	160,190	6,436,434
UDR, Inc.	89,705	5,146,376
		22,786,848
Diversified — 28.1%
American Tower Corp.	36,136	9,078,086
Crown Castle International Corp.	31,857	5,880,802
Digital Realty Trust, Inc.	36,270	5,143,086
Duke Realty Corp.	108,975	6,327,089
Equinix, Inc.	3,518	2,609,019
SBA Communications Corp.	19,281	6,634,592
Weyerhaeuser Co.	32,065	1,215,264
		36,887,938
Healthcare — 12.2%
Healthcare Trust of America, Inc., Class A	68,885	2,158,856
Healthpeak Properties, Inc.	159,423	5,472,992
Ventas, Inc.	8,382	517,672
Welltower, Inc.	81,989	7,882,422
		16,031,942
Hotels & Resorts — 2.5%
Host Hotels & Resorts, Inc.	168,949	3,282,679
Industrial — 5.9%
Americold Realty Trust	87,364	2,435,708
Prologis, Inc.	32,825	5,300,581
		7,736,289
Manufactured Homes — 2.3%
Sun Communities, Inc.	17,090	2,995,706
Office Property — 2.1%
Highwoods Properties, Inc.	59,391	2,716,544
Regional Malls — 5.7%
Simon Property Group, Inc.	56,717	7,461,689
Single Tenant — 5.4%
Realty Income Corp.	75,929	5,261,880
	Number of Shares	Value†

Single Tenant — (continued)
Spirit Realty Capital, Inc.	38,771	$1,784,241
		7,046,121
Storage & Warehousing — 10.7%
Extra Space Storage, Inc.	10,726	2,205,265
Public Storage	30,392	11,861,390
		14,066,655
Strip Centers — 3.3%
Federal Realty Investment Trust	7,177	876,097
Kimco Realty Corp.	100,439	2,480,843
SITE Centers Corp.	61,849	1,033,497
		4,390,437
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $98,646,580)		125,402,848

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,264,245)	1,264,245	1,264,245
TOTAL INVESTMENTS — 100.1% (Cost $102,469,998)		$131,396,590
Other Assets & Liabilities — (0.1)%		(165,736)
TOTAL NET ASSETS — 100.0%		$131,230,854

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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